Annual Total Returns- Alger Weatherbie Specialized Growth Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Weatherbie Specialized Growth Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.19%)	14.10%	32.15%	4.26%	(2.11%)	3.52%	37.88%	(4.17%)	39.17%	56.80%